(18) PRIVATE PENSION PLAN (Details 8)	Dec. 31, 2017	Dec. 31, 2016
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total quoted in an active market	94.00%	94.00%
Total not quoted in an active market	6.00%	6.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member]
Statement Line Items [Line Items]
Total quoted in an active market	77.00%	79.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	1.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Federal Governament Bonds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	53.00%	60.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	4.00%	6.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	2.00%	1.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	17.00%	12.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	8.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income Investments [Member] | Investiment Funds - Shares [Member]
Statement Line Items [Line Items]
Total quoted in an active market	15.00%	6.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	1.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Equity Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	1.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	3.00%	3.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	1.00%	1.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Other investments [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	1.00%	1.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Other investments [Member] | Escrow deposits and others [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	1.00%	1.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total quoted in an active market	97.00%	97.00%
Total not quoted in an active market	3.00%	3.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Multimarket Fund [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	1.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member]
Statement Line Items [Line Items]
Total quoted in an active market	80.00%	83.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	1.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Federal Governament Bonds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	49.00%	56.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	7.00%	10.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	2.00%	1.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	22.00%	15.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	14.00%	12.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income Investments [Member] | Investiment Funds - Shares [Member]
Statement Line Items [Line Items]
Total quoted in an active market	14.00%	7.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income Investments [Member] | CPFL Energia's Shares [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	6.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	1.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Equity Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Multimarket Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	1.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	2.00%	2.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	2.00%	2.00%
Fundacao CESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Other investments [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	0.00%	0.00%
Fundacao CESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	15.00%	14.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total quoted in an active market	98.00%	98.00%
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Rate [Member]
Statement Line Items [Line Items]
Total quoted in an active market	79.00%	76.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	4.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Federal Governament Bonds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	64.00%	61.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	9.00%	8.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	2.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Variable Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	18.00%	15.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Variable Income Investments [Member] | Investiment Funds - Shares [Member]
Statement Line Items [Line Items]
Total quoted in an active market	18.00%	15.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Variable Income Investments [Member] | CPFL Energia's Shares [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	8.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Structured Investments [Member] | Equity Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	7.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	2.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Other investments [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total quoted in an active market	97.00%	98.00%
Total not quoted in an active market	3.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Rate [Member]
Statement Line Items [Line Items]
Total quoted in an active market	78.00%	74.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	3.00%	4.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Rate [Member] | Federal Governament Bonds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	65.00%	60.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
Statement Line Items [Line Items]
Total quoted in an active market	8.00%	8.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Structured Investments [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	8.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Structured Investments [Member] | Equity Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	7.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
Statement Line Items [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Real Estate [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Transactions with participants [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Other investments [Member]
Statement Line Items [Line Items]
Total not quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
Statement Line Items [Line Items]
Total quoted in an active market	18.00%	16.00%